OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Long-Term Liabilities [Line Items]
Unfavorable contract liabilities	$ 87,449	$ 104,447
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Non-current portion of operating lease liability	$ 2,910	$ 510
Others	3	765
Other non-current liabilities	$ 90,362	$ 105,722